SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS [Text Block]

20. SUBSEQUENT EVENTS

SALE OF COLOMBIA ENTITIES

On July 5, 2023, the Company entered into a Share Purchase Agreement with Lisan Farma Colombia LLC ("Lisan"), a Delaware limited liability company, to sell all of its shares in certain Colombian companies and other Flora assets related to its Colombian operations for a purchase price of CAD $0.8 million (USD $0.6 million).

The Company sold all of its shares and assets related to the following Colombian companies and branches:

  Flora Growth Corp Colombia S.A.S. (formerly Hemp Textiles & Co. S.A.S.)
  Flora Lab S.A.S. (formerly Grupo Farmaceutico Cronomed S.A.S.)
  Flora Med S.A.S. (formerly Breeze Laboratory S.A.S.)
  Labcofarm Laboratorios S.A.S
  Cosechemos Ya S.A.S.
  Kasa Wholefoods Company S.A.S.
  Flora Growth Corp. Sucursal Colombia
  Flora Beauty LLC Sucursal Colombia

The applicable capital stock of the Colombian entities will be transferred to Lisan at the date of closing. All assets underlying this sale are expected to be transferred to Lisan on an "as is where is" basis within the next 30 days. See discussion in Note 3.

OTHER

Subsequent to June 30, 2023, a total of 4,000 restricted shares were forfeited and a total of 51,432 options were forfeited.

24. SUBSEQUENT EVENTS

OTHER

On January 6, 2023, the Company received an extension of 180 calendar days from the Nasdaq Stock Market LLC ("Nasdaq") to regain compliance with the Nasdaq's minimum $1.00 bid price requirement set forth in Nasdaq Listing Rule 5550(a)(2) for continued listing on the Nasdaq Capital Market (the "Bid Price Requirement"), following the expiration of the initial 180 calendar days period to regain compliance on January 4, 2023. The Nasdaq determination is based on the Company meeting the continued listing requirement for market value of publicly held shares and all other applicable requirements for initial listing on the Nasdaq Capital Market with the exception of the Bid Price Requirement, and the Company's written notice of its intention to cure the deficiency during the second compliance period by effecting a reverse stock split, if necessary.

On January 31, 2023, the Company entered into a settlement agreement with a third party pursuant to which the Company issued 325,000 common shares of the Company, valued at $0.1 million, to a third party to settle a legal dispute that arose in April 2019. See Note 18.

In March 2023, pursuant to the 2022 Plan, the Committee granted an aggregate of 1,040,000 shares of Restricted Stock and 100,000 Stock Options to certain of our employees and members of our Board of Directors. With respect to the shares of Restricted Stock, 675,000 vest in one year and 365,000 vest over three years. The Stock Option vests after one year, is exercisable at $0.35 per share and expires 10 years from the date of the grant.

Subsequent to December 31, 2022, a total of 200 warrants were exercised in exchange for 200 common shares.